CORPORATE HEADQUARTERS RELOCATION AND LEASE EXIT COSTS - (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Restructuring Charges [Abstract]
Severance Costs		$ 2.2
Non-cash charge to SG&A expenses for lease exit costs	$ 0.4	$ 0.3